SUBSEQUENT EVENT (Details Textual) (Subsequent Event [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
Feb. 22, 2013
Subsequent Event [Member]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.15
Dividends, Common Stock, Cash	$ 5,802